Going Concern and Management's Plans (Details Narrative) - USD ($)							1 Months Ended			2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 24, 2017	Dec. 31, 2016	Sep. 13, 2016	Jun. 27, 2016	Jul. 14, 2015	Sep. 30, 2016	Jul. 31, 2015	May 31, 2015	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	May 08, 2015
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														$ 4,405,973
Net proceeds from sale of common stock												$ 3,426,050	$ 124	4,405,973	$ 17,366,620
Proceeds from initial public offering, net of issuance costs									$ 17,100,000
Merck Ghi Financing Agreement [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues						45,454
Net proceeds from sale of common stock						$ 5,000,000
Shares issued, price per share						$ 110.0
Debt instrument, face amount						$ 1,000,000
Debt instrument, carrying amount			$ 1,000,000											1,000,000	1,000,000
At The Market Offering [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														440,597,300,000
Private Placement [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														$ 946,074,900,000
Class of warrant or right, number of securities called by warrants or rights					271,606					271,606
Class of warrant or right, exercise price of warrants or rights					$ 1.14					$ 1.14
Sale of stock, description of transaction												(i) one twenty-fifth of share of common stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, at a price of $1.14 per unit.		(i) one share of common stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, at a price of $1.14 per unit.
I P O [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues															1,212,913,300,000
Over Allotment Option [Member]
Conversion of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights																3,272,500
Class of warrant or right, exercise price of warrants or rights																$ 6.60
Common Stock [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														$ 1,448	$ 1,000
Stock issued during period, shares, new issues														144,794	100,000
Common Stock [Member] | Merck Global Health Innovation Fund Llc [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues						45,454		45,454
Net proceeds from sale of common stock						$ 5,000,000
Proceeds from issuance of shares and debt								$ 6,000,000
Shares issued, price per share								$ 110.0
Common Stock [Member] | At The Market Offering [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														$ 3,619,900,000
Stock issued during period, shares, new issues														3,619,863
Common Stock [Member] | Private Placement [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														$ 6,744,100,000
Stock issued during period, shares, new issues					271,606					269,765				269,765
Common Stock [Member] | I P O [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues															$ 2,500,000,000
Stock issued during period, shares, new issues															2,500,000
Common Stock [Member] | Over Allotment Option [Member]
Conversion of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights																185,250
Non Voting Convertible Preferred Stock [Member] | Private Placement [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues					2,309,428					92,377
Additional Paid In Capital [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														$ 4,404,525	$ 12,128,133
Additional Paid In Capital [Member] | At The Market Offering [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														436,977,400,000
Additional Paid In Capital [Member] | Private Placement [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														937,021,400,000
Additional Paid In Capital [Member] | I P O [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues															1,210,413,300,000
Preferred Stock [Member] | At The Market Offering [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														0
Preferred Stock [Member] | Private Placement [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														$ 2,309,400,000
Stock issued during period, shares, new issues														2,309,428
Preferred Stock [Member] | I P O [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues															0
Retained Earnings [Member] | At The Market Offering [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														$ 0
Retained Earnings [Member] | Private Placement [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														0
Retained Earnings [Member] | I P O [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues															0
Accumulated Other Comprehensive Income [Member] | At The Market Offering [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														0
Accumulated Other Comprehensive Income [Member] | Private Placement [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues														0
Accumulated Other Comprehensive Income [Member] | I P O [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues															$ 0
Commercial Paper [Member] | Common Stock [Member] | Merck Global Health Innovation Fund Llc [Member]
Conversion of Stock [Line Items]
Debt instrument, face amount								$ 1,000,000
Debt instrument, carrying amount			1,000,000											$ 1,000,000
Debt instrument, maturity period														2017-07
Debt instrument, description														If the company is unable to repay the note, negotiate its conversion or extend its term, the assets of the company may be seized, as the note is secured by a lien on all the company’s assets.
Cowen And Company Limited Liability Company [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues							$ 11,500,000
Maximum commission percentage on gross proceeds							3.00%
Net proceeds from sale of common stock	$ 7,800,000											$ 3,400,000
Gross proceeds from sale of common stock	8,400,000											$ 3,600,000
Remaining availability under at the market offering	$ 3,100,000						$ 3,100,000
Cowen And Company Limited Liability Company [Member] | Scenario Plan [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues				$ 11,500,000
Maximum commission percentage on gross proceeds				3.00%
Net proceeds from sale of common stock			4,400,000											$ 4,400,000
Gross proceeds from sale of common stock			4,700,000											4,700,000
Remaining availability under at the market offering			$ 6,800,000											$ 6,800,000
Cowen And Company Limited Liability Company [Member] | Scenario Plan [Member] | Subsequent Event [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Net proceeds from sale of common stock		$ 2,100,000
Gross proceeds from sale of common stock		2,200,000
Remaining availability under at the market offering		$ 4,600,000
Cowen And Company Limited Liability Company [Member] | Common Stock [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues	308,000										0	160,000
Cowen And Company Limited Liability Company [Member] | Common Stock [Member] | Scenario Plan [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues			144,000											36
Cowen And Company Limited Liability Company [Member] | Common Stock [Member] | Scenario Plan [Member] | Subsequent Event [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues		84,000
Maximum [Member] | Cowen And Company Limited Liability Company [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Aggregate gross proceeds from issuance of common stock							$ 2,500,000,000,000
Maximum [Member] | Cowen And Company Limited Liability Company [Member] | Scenario Plan [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Aggregate gross proceeds from issuance of common stock				$ 2,500,000,000,000